Additional information about derivatives financial instruments - Protection program for EUR denominated debt instruments (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (67)	$ (240)	$ (1,602)
EUR fixed rate vs. US$ fixed rate swap
Derivative financial instruments.
Receivable | €				€ 500		€ 500
Payable					$ 613		$ 613
Average receivable rate				3.75%	3.75%
Average payable rate				4.29%	4.29%
Fair value of liabilities					$ (1)		$ 23
Financial settlement inflows (outflows)	$ (3)
Value at risk					8
EUR fixed rate vs. US$ fixed rate swap | 2019
Derivative financial instruments.
Fair value of liabilities					(7)
EUR fixed rate vs. US$ fixed rate swap | 2020
Derivative financial instruments.
Fair value of liabilities					(5)
EUR fixed rate vs. US$ fixed rate swap | 2021+
Derivative financial instruments.
Fair value of assets					$ 9